Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:
Trading Symbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:
Trading Symbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:
Trading Symbol	DDBIX
Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Risk/Return:
Trading Symbol	DDBYX
Dreyfus Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DQIAX
Dreyfus Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DQICX
Dreyfus Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQIRX
Dreyfus Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	DQIYX
Dreyfus Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DEQAX
Dreyfus Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DEQCX
Dreyfus Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQEIX
Dreyfus Global Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	DEQYX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Risk/Return:
Trading Symbol	DIBAX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Risk/Return:
Trading Symbol	DIBCX
Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Risk/Return:
Trading Symbol	DIBRX
Dreyfus International Bond Fund | Class Y
Risk/Return:
Trading Symbol	DIBZX